Cover	Mar. 29, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 29, 2022
Entity File Number	001-40221
Entity Registrant Name	RESEARCH ALLIANCE CORP. II
Entity Central Index Key	0001819724
Entity Tax Identification Number	85-2019822
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3172 North Rainbow Blvd
Entity Address, Address Line Two	#1278
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	02116
City Area Code	617
Local Phone Number	778.2500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	RACB
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false